Royalties and Royalty Options (Tables)	12 Months Ended
Apr. 30, 2021
Royalties And Royalty Options
Schedule of Royalties and Royalty Options
	Royalties	Royalty Options	Total
	($)	($)	($)
Balance, as at April 30, 2019	12,153,132	885,138	13,038,270
Additions	14,404,174	(760,138)	13,644,036
Foreign currency translation	574,051	-	574,051
Balance, as at April 30, 2020	27,131,357	125,000	27,256,357
Foreign currency translation	(1,679,249)	-	(1,679,249)
Balance, as at April 30, 2021	25,452,108	125,000	25,577,108

Schedule of Royalties
	April 30, 2021	April 30, 2020
	($)	($)
Diabase project	125,000	125,000
Langer Heinrich project	2,822,267	2,822,267
Anderson project	7,026,821	7,975,016
Slick Rock project	2,788,422	3,164,689
Workman Creek project	1,338,443	1,519,051
Church Rock project	718,035	814,926
Dewey-Burdock project	72,363	82,128
Lance project	72,283	82,037
Roca Honda project	151,652	172,116
Reno Creek project	276,458	313,763
Roughrider project	5,923,135	5,923,135
Michelin project	4,262,229	4,262,229
Total	25,577,108	27,256,357